Derivative Liabilities (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Changes in Fair Value of Derivative Liabilities

The following table sets forth a reconciliation of changes in the fair value of the Company’s derivative liability:

	Three months ended April 30,
	2021	2020
Beginning balance	$-	$-
Total gains	(50,652)	(55,036)
Settlements	(17,406)	(106,514)
Additions recognized as debt discount	64,823	107,000
Additions due to tainted warrants	293,528	189,472
Ending balance	$290,293	$134,922

Change in unrealized gain included in earnings relating to derivatives	$(50,652)	$(55,036)

The following table sets forth a reconciliation of changes in the fair value of the Company’s derivative liability:

	Year Ended January 31,
	2021	2020
Beginning balance	$-	$58,656
Total gains	(205)	(108,543)
Settlements	(329,267)	(372,119)
Additions recognized as debt discount	140,000	100,000
Additions due to tainted warrants	189,472	322,006
Ending balance	$-	$-

Change in unrealized gains included in earnings relating to derivatives as of January 31, 2021 and 2020	$(205)	$(108,543)